UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2013

MFS® SPECIAL VALUE TRUST

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the Notice to Shareholders – the Sources of Distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2013 has unfolded, we have seen global growth prospects decline, while U.S. and global equities march forward. Meanwhile, historically very low yields and a broadly sideways market have produced slim bond market returns. The big stories thus far this year are Japan’s aggressive stimulus, which appears to be eliciting its desired response among consumers and businesses, and the eurozone’s debt-driven doldrums. Meanwhile, the two economic giants, China and the United States, keep chugging along deliberately, albeit at historically moderate rates of growth.

The U.S. housing recovery has coincided with a pickup in auto sales and a lift in job creation, but the U.S. sequestration’s cuts are having the effect of a driver applying the brakes at the same time as the accelerator. The result is slower than desirable growth. China, similarly, keeps moving forward, but at a slower than normal pace, held back by the eurozone recession, slower global growth, and by the new government’s efforts to shift its enormous economy to more of a consumer focus. The eurozone continues to struggle with persistent record-high unemployment and 21 straight months of manufacturing contraction. The European Central Bank’s recent interest rate cut could help, but this region will require much needed, though politically difficult, structural reforms to climb out of its deep funk.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Johnson & Johnson	1.5%
Philip Morris International, Inc.	1.5%
JPMorgan Chase & Co.	1.4%
Travelers Cos., Inc.	1.2%
Occidental Petroleum Corp.	1.2%
Pfizer, Inc.	1.2%
Blackrock, Inc.	1.1%
General Mills, Inc.	1.1%
International Business Machines Corp.	1.1%
PPG Industries, Inc.	1.1%

Equity sectors
Financial Services	6.0%
Health Care	4.0%
Industrial Goods & Services	4.0%
Consumer Staples	3.1%
Retailing	1.8%
Technology	1.8%
Utilities & Communications	1.8%
Basic Materials	1.7%
Leisure	1.2%
Energy	1.2%
Special Products & Services	1.0%
Autos & Housing	0.9%

Fixed income sectors (i)
High Yield Corporates	61.3%
Emerging Markets Bonds	4.7%
High Grade Corporates	2.5%
Floating Rate Loans	0.9%
Commercial Mortgage-Backed Securities	0.4%
Municipal Bonds	0.2%
Non-U.S. Government Bonds	0.1%
Collateralized Debt Obligations (o)	0.0%

Composition including fixed income credit quality (a)(i)
BBB	2.4%
BB	20.0%
B	35.7%
CCC	11.5%
CC	0.3%
C	0.1%
Not Rated	0.1%
Non-Fixed Income	28.5%
Cash & Other	1.4%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%

Percentages are based on net assets as of 4/30/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

Ward Brown	—	Investment Officer of MFS; employed in the investment management area of MFS since 2008. Portfolio Manager of the Fund since December 2012.

Nevin Chitkara	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since January 2012.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since December 2012.

Note to Shareholders: Effective December 1, 2012, Ward Brown and Matthew Ryan are also Portfolio Managers of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 10% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 67.9%
Issuer	Shares/Par		Value ($)
Aerospace - 1.6%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$121,144
Bombardier, Inc., 7.75%, 2020 (n)		55,000	65,175
CPI International, Inc., 8%, 2018		115,000	120,429
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	123,629
Huntington Ingalls Industries, Inc., 7.125%, 2021		$170,000	189,125
Kratos Defense & Security Solutions, Inc., 10%, 2017		175,000	192,938

			$812,440
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 2020		$60,000	$66,375
Jones Group, Inc., 6.875%, 2019		85,000	92,013
PVH Corp., 4.5%, 2022		60,000	61,875

			$220,263
Asset-Backed & Securitized - 0.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051 (z)		$328,951	$148,028
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		220,000	31,042
Falcon Franchise Loan LLC, FRN, 9.8%, 2025 (i)(z)		56,306	8,851
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.197%, 2051		95,000	22,685
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)		191,091	3,822
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	19

			$214,479
Automotive - 2.5%
Accuride Corp., 9.5%, 2018		$135,000	$139,894
Allison Transmission, Inc., 7.125%, 2019 (n)		160,000	173,800
Delphi Corp., 5%, 2023		90,000	97,425
Ford Motor Credit Co. LLC, 12%, 2015		116,000	139,723
General Motors Financial Co., Inc., 4.75%, 2017 (n)		105,000	110,775
General Motors Financial Co., Inc., 6.75%, 2018		20,000	22,850
Goodyear Tire & Rubber Co., 8.25%, 2020		25,000	27,969
Goodyear Tire & Rubber Co., 6.5%, 2021		80,000	83,700
Goodyear Tire & Rubber Co., 7%, 2022		40,000	43,250
Jaguar Land Rover PLC, 8.125%, 2021 (n)		300,000	343,500
Lear Corp., 8.125%, 2020		32,000	36,040
Lear Corp., 4.75%, 2023 (n)		25,000	25,063

			$1,243,989

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 4.1%
Allbritton Communications Co., 8%, 2018	$55,000	$59,675
AMC Networks, Inc., 7.75%, 2021	116,000	133,400
Clear Channel Communications, Inc., 9%, 2021	202,000	197,455
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	85,000	91,163
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	25,000	26,563
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	5,000	5,338
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	35,000	37,713
Hughes Network Systems LLC, 7.625%, 2021	70,000	80,325
IAC/InterActiveCorp, 4.75%, 2022 (n)	25,000	25,125
Intelsat Bermuda Ltd., 11.25%, 2017	123,000	130,995
Intelsat Jackson Holdings Ltd., 6.625%, 2022 (n)	85,000	92,013
Intelsat S.A., 8.125%, 2023 (z)	55,000	58,575
LBI Media Holdings, Inc., 11%, 2013	140,000	29,400
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	57,000	24,795
Liberty Media Corp., 8.5%, 2029	110,000	124,300
Liberty Media Corp., 8.25%, 2030	35,000	39,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	167,527	167,946
Netflix, Inc., 5.375%, 2021 (n)	50,000	51,500
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	54,750
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	30,000	31,950
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	59,675
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,725
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	117,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	83,250
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	15,000	15,488
Univision Communications, Inc., 6.875%, 2019 (n)	25,000	27,313
Univision Communications, Inc., 7.875%, 2020 (n)	80,000	90,000
Univision Communications, Inc., 8.5%, 2021 (n)	130,000	144,950

		$2,017,182
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 2019	$165,000	$177,375

Building - 1.7%
Boise Cascade LLC/Finance Corp., 6.375%, 2020 (n)	$65,000	$69,550
Building Materials Holding Corp., 7%, 2020 (n)	45,000	49,275
CEMEX S.A.B. de C.V., 9.25%, 2020	130,000	143,000
HD Supply, Inc., 8.125%, 2019	45,000	50,906
HD Supply, Inc., 11.5%, 2020	40,000	47,600
HD Supply, Inc., 10.5%, 2021	5,000	5,244
Masonite International Corp., 8.25%, 2021 (n)	105,000	117,600
Nortek, Inc., 8.5%, 2021	150,000	167,625
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	34,725
USG Corp., 6.3%, 2016	105,000	111,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
USG Corp., 7.875%, 2020 (n)		$45,000	$51,188

			$848,538
Business Services - 1.0%
Equinix, Inc., 4.875%, 2020		$55,000	$57,475
Fidelity National Information Services, Inc., 5%, 2022		75,000	82,688
iGATE Corp., 9%, 2016		165,000	179,850
Iron Mountain, Inc., 8.375%, 2021		20,000	22,350
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		55,000	47,300
Lender Processing Services, Inc., 5.75%, 2023		55,000	58,713
SunGard Data Systems, Inc., 7.375%, 2018		45,000	48,600

			$496,976
Cable TV - 2.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$27,375
CCO Holdings LLC, 8.125%, 2020		125,000	141,250
CCO Holdings LLC, 6.5%, 2021		25,000	27,125
CCO Holdings LLC, 5.125%, 2023		30,000	30,300
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		10,000	10,413
Cequel Communications Holdings, 6.375%, 2020 (n)		25,000	26,625
DISH DBS Corp., 6.75%, 2021		60,000	64,800
DISH DBS Corp., 5%, 2023 (n)		60,000	58,200
Nara Cable Funding Ltd., 8.875%, 2018 (z)		200,000	214,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	140,051
UPC Holding B.V., 9.875%, 2018 (n)		$100,000	111,500
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	143,218

			$994,857
Chemicals - 1.3%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$71,013
Hexion U.S. Finance Corp., 6.625%, 2020 (z)		40,000	41,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		120,000	127,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		65,000	67,600
Huntsman International LLC, 8.625%, 2021		120,000	138,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		150,000	152,438
Polypore International, Inc., 7.5%, 2017		50,000	54,000

			$651,951
Computer Software - 0.7%
Infor U.S., Inc., 11.5%, 2018		$80,000	$94,400
Nuance Communications, Inc., 5.375%, 2020 (n)		35,000	36,400
Syniverse Holdings, Inc., 9.125%, 2019		130,000	143,975
TransUnion Holding Co., Inc., 9.625%, 2018		45,000	49,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - continued
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	$15,000	$17,175

		$341,338
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6.75%, 2018 (n)	$40,000	$43,050
CDW LLC/CDW Finance Corp., 12.535%, 2017	63,000	67,725
CDW LLC/CDW Finance Corp., 8.5%, 2019	110,000	123,338

		$234,113
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$185,000	$199,800
BC Mountain LLC, 7%, 2021 (n)	55,000	59,125
Dynacast International LLC, 9.25%, 2019	75,000	82,875
Griffon Corp., 7.125%, 2018	150,000	163,125
Silver II Borrower, 7.75%, 2020 (n)	150,000	160,875

		$665,800
Consumer Products - 0.6%
Easton-Bell Sports, Inc., 9.75%, 2016	$85,000	$91,482
Elizabeth Arden, Inc., 7.375%, 2021	100,000	112,000
Libbey Glass, Inc., 6.875%, 2020	27,000	29,599
Prestige Brands, Inc., 8.125%, 2020	30,000	34,388
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	30,000	32,775
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	5,000	5,513

		$305,757
Consumer Services - 0.4%
QVC, Inc., 7.375%, 2020 (n)	$50,000	$55,479
Service Corp. International, 7%, 2019	145,000	158,594

		$214,073
Containers - 1.3%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	$200,000	$225,000
Berry Plastics Group, Inc., 9.5%, 2018	30,000	33,375
Berry Plastics Group, Inc., 9.75%, 2021	40,000	47,400
Reynolds Group, 7.125%, 2019	175,000	188,563
Reynolds Group, 5.75%, 2020	50,000	52,375
Reynolds Group, 8.25%, 2021	115,000	122,044

		$668,757
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$98,000	$108,290
MOOG, Inc., 7.25%, 2018	80,000	83,300

		$191,590

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$70,000	$70,000
Avaya, Inc., 7%, 2019 (n)	25,000	24,063

		$94,063
Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$190,000	$209,000
Nokia Corp., 5.375%, 2019	80,000	78,800
Nokia Corp., 6.625%, 2039	25,000	22,750
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	114,450

		$425,000
Emerging Market Quasi-Sovereign - 0.6%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$105,400
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	216,875

		$322,275
Emerging Market Sovereign - 0.8%
Republic of Argentina, 7%, 2015	$260,000	$225,598
Republic of Venezuela, 12.75%, 2022	25,000	28,538
Republic of Venezuela, 7%, 2038	160,000	127,200

		$381,336
Energy - Independent - 4.2%
Berry Petroleum Corp., 6.75%, 2020	$20,000	$21,750
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	55,875
Breitburn Energy Partners LP, 7.875%, 2022	100,000	110,000
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	49,838
Chaparral Energy, Inc., 7.625%, 2022	65,000	71,825
Chesapeake Energy Corp., 6.875%, 2020	85,000	97,113
Concho Resources, Inc., 8.625%, 2017	25,000	26,750
Denbury Resources, Inc., 8.25%, 2020	135,000	153,225
Energy XXI Gulf Coast, Inc., 9.25%, 2017	165,000	186,450
EP Energy LLC, 9.375%, 2020	145,000	168,925
EP Energy LLC, 7.75%, 2022	130,000	149,175
EPL Oil & Gas, Inc., 8.25%, 2018 (n)	75,000	80,625
Halcon Resources Corp., 8.875%, 2021 (z)	60,000	64,350
Harvest Operations Corp., 6.875%, 2017	30,000	33,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	44,400
Laredo Petroleum, Inc., 9.5%, 2019	65,000	74,100
LINN Energy LLC, 8.625%, 2020	40,000	44,700
LINN Energy LLC, 7.75%, 2021	20,000	21,900
MEG Energy Corp., 6.5%, 2021 (n)	55,000	58,988
Plains Exploration & Production Co., 6.125%, 2019	85,000	94,244
Plains Exploration & Production Co., 8.625%, 2019	95,000	107,588
Plains Exploration & Production Co., 6.5%, 2020	35,000	39,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
QEP Resources, Inc., 6.875%, 2021	$80,000	$92,200
Rosetta Resources, Inc., 5.625%, 2021	35,000	36,488
Samson Investment Co., 9.75%, 2020 (n)	105,000	111,563
SandRidge Energy, Inc., 8.125%, 2022	75,000	79,875
Whiting Petroleum Corp., 6.5%, 2018	20,000	21,550

		$2,096,122
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$85,000	$88,400

Entertainment - 1.0%
AMC Entertainment, Inc., 8.75%, 2019	$180,000	$198,225
Cedar Fair LP, 5.25%, 2021 (z)	40,000	40,900
Cinemark USA, Inc., 8.625%, 2019	75,000	82,875
Cinemark USA, Inc., 5.125%, 2022 (n)	15,000	15,525
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	40,000	43,400
Six Flags Entertainment Corp., 5.25%, 2021 (n)	90,000	93,150

		$474,075
Financial Institutions - 3.0%
Aviation Capital Group, 4.625%, 2018 (n)	$55,000	$57,371
CIT Group, Inc., 5.25%, 2018	40,000	44,200
CIT Group, Inc., 6.625%, 2018 (n)	119,000	138,933
CIT Group, Inc., 5.5%, 2019 (n)	118,000	133,045
Credit Acceptance Corp., 9.125%, 2017	105,000	114,450
Icahn Enterprises LP, 7.75%, 2016	20,000	20,825
Icahn Enterprises LP, 8%, 2018	112,000	120,400
International Lease Finance Corp., 7.125%, 2018 (n)	137,000	163,030
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	300,000	318,186
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020 (n)	30,000	33,600
PHH Corp., 9.25%, 2016	85,000	99,663
PHH Corp., 7.375%, 2019	40,000	45,700
SLM Corp., 8.45%, 2018	25,000	29,357
SLM Corp., 8%, 2020	130,000	150,284
SLM Corp., 7.25%, 2022	40,000	44,500

		$1,513,544
Food & Beverages - 1.2%
ARAMARK Corp., 5.75%, 2020 (n)	$25,000	$26,188
B&G Foods, Inc., 7.625%, 2018	92,000	98,670
Constellation Brands, Inc., 7.25%, 2016	55,000	63,250
Constellation Brands, Inc., 3.75%, 2021	10,000	10,000
Constellation Brands, Inc., 4.25%, 2023	25,000	25,000
Hawk Acquisition Sub, Inc., 4.25%, 2020 (z)	70,000	70,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		$200,000	$187,000
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	32,550
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,600

			$600,133
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$105,000	$117,863
Graphic Packaging Holding Co., 7.875%, 2018		65,000	72,150
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	72,561
Tembec Industries, Inc., 11.25%, 2018		$55,000	61,188

			$323,762
Gaming & Lodging - 2.9%
Boyd Gaming Corp., 9%, 2020 (n)		$45,000	$49,050
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		70,000	67,550
Choice Hotels International, Inc., 5.75%, 2022		15,000	16,800
CityCenter Holdings LLC, 10.75%, 2017 (p)		40,000	44,250
FelCor Lodging LP, 5.625%, 2023 (n)		10,000	10,363
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		290,000	181
GWR Operating Partnership LLP, 10.875%, 2017		85,000	96,050
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		55,000	61,325
Isle of Capri Casinos, Inc., 8.875%, 2020		85,000	93,500
MGM Mirage, 6.625%, 2015		40,000	43,800
MGM Resorts International, 11.375%, 2018		235,000	303,738
MGM Resorts International, 6.625%, 2021		35,000	38,019
NCL Corp., 5%, 2018 (n)		30,000	31,163
Penn National Gaming, Inc., 8.75%, 2019		160,000	180,800
Pinnacle Entertainment, Inc., 8.75%, 2020		50,000	55,375
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (z)		35,000	35,788
Seven Seas Cruises S. DE R.L., 9.125%, 2019		130,000	142,188
Viking Cruises Ltd., 8.5%, 2022 (n)		55,000	61,463
Wynn Las Vegas LLC, 7.75%, 2020		95,000	108,775

			$1,440,178
Industrial - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$120,000	$128,250
Dematic S.A., 7.75%, 2020 (z)		60,000	65,550
Hyva Global B.V., 8.625%, 2016 (n)		200,000	196,760
Mueller Water Products, Inc., 8.75%, 2020		66,000	75,405
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		45,000	47,475

			$513,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., FRN, 10.75% to 2038, FRN to 2088 (n)	$235,000	$364,250
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	175,000	171,938

		$536,188
International Market Quasi-Sovereign - 0.1%
Exportfinans A.S.A., 5.5%, 2016	$35,000	$36,505

Machinery & Tools - 1.4%
Case New Holland, Inc., 7.875%, 2017	$95,000	$113,050
CNH America LLC, 7.25%, 2016	50,000	56,125
H&E Equipment Services Co., 7%, 2022	105,000	116,288
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	140,000	157,500
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	159,600
United Rentals North America, Inc., 5.75%, 2018	45,000	49,050
United Rentals North America, Inc., 7.625%, 2022	48,000	55,080

		$706,693
Major Banks - 0.8%
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	$95,000	$87,875
Royal Bank of Scotland Group PLC, FRN, 6.99% to 2017, FRN to 2049 (n)	100,000	98,000
Royal Bank of Scotland Group PLC, FRN, 7.648% to 2031, FRN to 2049	210,000	220,500

		$406,375
Medical & Health Technology & Services - 3.5%
Acadia Healthcare Co., Inc., 6.125%, 2021 (z)	$5,000	$5,225
AmSurg Corp., 5.625%, 2020 (n)	75,000	79,125
CDRT Holding Corp., 9.25%, 2017 (n)(p)	25,000	26,094
Davita, Inc., 6.625%, 2020	290,000	317,913
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	138,300
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	15,000	17,175
HCA, Inc., 8.5%, 2019	140,000	154,350
HCA, Inc., 7.5%, 2022	150,000	179,250
HCA, Inc., 5.875%, 2022	45,000	49,950
HealthSouth Corp., 8.125%, 2020	175,000	194,688
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	125,000	132,188
Kinetics Concepts, Inc., 12.5%, 2019	20,000	21,450
Tenet Healthcare Corp., 9.25%, 2015	65,000	73,369
Tenet Healthcare Corp., 8%, 2020	65,000	73,125
Tenet Healthcare Corp., 4.5%, 2021 (n)	15,000	15,300
Universal Health Services, Inc., 7%, 2018	30,000	32,400
Universal Health Services, Inc., 7.625%, 2020	80,000	86,600
Universal Hospital Services, Inc., 7.625%, 2020 (n)	25,000	27,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	$100,000	$103,250

		$1,726,783
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 2020 (n)	$65,000	$70,850
Hologic, Inc., 6.25%, 2020	30,000	32,400
Physio-Control International, Inc., 9.875%, 2019 (n)	65,000	74,263
Teleflex, Inc., 6.875%, 2019	50,000	54,375

		$231,888
Metals & Mining - 1.5%
ArcelorMittal, 7.25%, 2041	$35,000	$35,792
Arch Coal, Inc., 7.25%, 2020	80,000	73,600
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	150,500
Cloud Peak Energy, Inc., 8.5%, 2019	55,000	60,225
Consol Energy, Inc., 8%, 2017	75,000	81,188
Consol Energy, Inc., 8.25%, 2020	70,000	78,400
First Quantum Minerals Ltd., 7.25%, 2019 (n)	200,000	200,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	75,000	82,500

		$762,205
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$70,000	$69,885

Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$88,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	63,150

		$151,750
Natural Gas - Pipeline - 1.7%
Access Midstream Partners Co., 4.875%, 2023	$35,000	$36,138
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	50,000	51,250
Crosstex Energy, Inc., 8.875%, 2018	110,000	120,175
El Paso Corp., 7%, 2017	105,000	120,804
El Paso Corp., 7.75%, 2032	125,000	142,459
Energy Transfer Equity LP, 7.5%, 2020	135,000	157,950
Enterprise Products Partners LP, FRN, 7.034% to 2018, FRN to 2068	40,000	46,400
Inergy Midstream LP, 6%, 2020 (n)	80,000	84,400
MarkWest Energy Partners LP, 5.5%, 2023	65,000	71,338

		$830,914
Network & Telecom - 1.0%
Centurylink, Inc., 7.65%, 2042	$95,000	$97,850
Citizens Communications Co., 9%, 2031	65,000	67,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 8.125%, 2018		$90,000	$104,400
TW Telecom Holdings, Inc., 5.375%, 2022		55,000	57,613
Windstream Corp., 8.125%, 2018		20,000	22,000
Windstream Corp., 7.75%, 2020		80,000	87,800
Windstream Corp., 7.75%, 2021		40,000	44,200

			$481,626
Oil Services - 1.4%
Afren PLC, 11.5%, 2016 (n)		$200,000	$237,500
Bristow Group, Inc., 6.25%, 2022		75,000	81,750
Chesapeake Energy Corp., 7.125%, 2019 (n)		35,000	36,050
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	48,825
Edgen Murray Corp., 8.75%, 2020 (n)		80,000	85,100
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		85,000	89,888
Unit Corp., 6.625%, 2021		100,000	107,000

			$686,113
Other Banks & Diversified Financials - 1.8%
Ally Financial, Inc., 5.5%, 2017		$120,000	$130,791
Ally Financial, Inc., 6.25%, 2017		50,000	56,745
Groupe BPCE S.A., FRN, 12.5% to 2019, FRN to 2049 (n)		100,000	125,459
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	218,400
Santander UK PLC, FRN, 8.963% to 2030, FRN to 2049		299,000	355,810

			$887,205
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$150,132
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$100,000	110,500
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		55,000	62,288

			$322,920
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018 (n)		$25,000	$26,813
Heckmann Corp., 9.875%, 2018		70,000	75,600

			$102,413
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 2020 (n)		$55,000	$56,100
IAMGOLD Corp., 6.75%, 2020 (n)		120,000	113,400

			$169,500
Printing & Publishing - 0.3%
American Media, Inc., 13.5%, 2018 (z)		$23,764	$22,338
Lamar Media Corp., 5%, 2023		35,000	35,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 7.75%, 2018	$45,000	$50,119
Nielsen Finance LLC, 4.5%, 2020 (n)	45,000	45,956

		$154,026
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 2023 (z)	$40,000	$41,700

Real Estate - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$50,000	$50,625
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	95,000	102,125
ERP Properties, REIT, 5.75%, 2022	65,000	72,378
Kennedy Wilson, Inc., 8.75%, 2019	45,000	49,444
MPT Operating Partnership LP, REIT, 6.375%, 2022	160,000	173,200

		$447,772
Retailers - 1.9%
ABC Supply Co., Inc., 5.625%, 2021 (z)	$15,000	$15,581
Academy Ltd., 9.25%, 2019 (n)	55,000	62,631
Burlington Coat Factory Warehouse Corp., 10%, 2019	100,000	111,875
CST Brands, Inc., 5%, 2023 (z)	5,000	5,131
J. Crew Group, Inc., 8.125%, 2019	85,000	91,269
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (p)(z)	30,000	32,363
Limited Brands, Inc., 6.9%, 2017	75,000	86,250
Limited Brands, Inc., 6.95%, 2033	40,000	42,050
Pantry, Inc., 8.375%, 2020 (n)	40,000	43,700
Rite Aid Corp., 9.5%, 2017	40,000	41,600
Rite Aid Corp., 9.25%, 2020	65,000	75,238
Sally Beauty Holdings, Inc., 6.875%, 2019	45,000	50,344
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	64,425
Toys “R” Us, Inc., 10.75%, 2017	140,000	149,625
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	51,626

		$923,708
Specialty Chemicals - 0.1%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$15,000	$15,750
Koppers, Inc., 7.875%, 2019	40,000	44,200

		$59,950
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$81,000	$84,848
Michaels Stores, Inc., 7.75%, 2018	50,000	54,938

		$139,786

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 4.3%
Altice Financing S.A., 7.875%, 2019 (n)	$200,000	$221,000
Clearwire Corp., 12%, 2015 (n)	125,000	133,750
Cricket Communications, Inc., 7.75%, 2016	95,000	98,800
Cricket Communications, Inc., 7.75%, 2020	85,000	86,488
Crown Castle International Corp., 7.125%, 2019	50,000	54,875
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	293,488
Eileme 2 AB, 11.625%, 2020 (n)	200,000	237,500
MetroPCS Wireless, Inc., 7.875%, 2018	75,000	82,594
MetroPCS Wireless, Inc., 6.25%, 2021 (z)	45,000	48,319
Sprint Capital Corp., 6.875%, 2028	105,000	107,363
Sprint Nextel Corp., 6%, 2016	145,000	157,325
Sprint Nextel Corp., 8.375%, 2017	140,000	163,100
Sprint Nextel Corp., 9%, 2018 (n)	25,000	30,750
Sprint Nextel Corp., 6%, 2022	110,000	114,675
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	107,250
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	211,000

		$2,148,277
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$50,288
Level 3 Financing, Inc., 9.375%, 2019	65,000	73,288
Level 3 Financing, Inc., 8.625%, 2020	45,000	50,850

		$174,426
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (z)	$200,000	$201,227

Transportation - Services - 2.1%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$150,000	$161,625
Avis Budget Car Rental LLC, 8.25%, 2019	65,000	72,231
Avis Budget Car Rental LLC, 9.75%, 2020	40,000	47,550
CEVA Group PLC, 8.375%, 2017 (n)	160,000	159,600
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	164,794
Navios Maritime Holdings, Inc., 8.875%, 2017	105,000	110,381
Navios South American Logistics, Inc., 9.25%, 2019	112,000	122,360
Swift Services Holdings, Inc., 10%, 2018	190,000	217,550

		$1,056,091
Utilities - Electric Power - 3.5%
AES Corp., 8%, 2017	$175,000	$209,563
AES Corp., 7.375%, 2021	40,000	47,600
AES Corp., 4.875%, 2023	5,000	5,100
Calpine Corp., 8%, 2016 (n)	125,000	130,625
Calpine Corp., 7.875%, 2020 (n)	108,000	122,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 7.25%, 2020	$75,000	$83,316
Covanta Holding Corp., 6.375%, 2022	25,000	27,356
EDP Finance B.V., 6%, 2018 (n)	145,000	154,860
Energy Future Holdings Corp., 10%, 2020	318,000	364,110
Energy Future Holdings Corp., 10%, 2020 (n)	145,000	164,394
Energy Future Holdings Corp., 11.75%, 2022 (n)	85,000	97,325
NRG Energy, Inc., 8.25%, 2020	195,000	221,813
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	98,438

		$1,726,810
Total Bonds (Identified Cost, $32,030,778)		$33,754,542

Common Stocks - 27.9%
Aerospace - 2.1%
Lockheed Martin Corp.	5,260	$521,212
United Technologies Corp.	5,640	514,876

		$1,036,088
Alcoholic Beverages - 0.6%
Diageo PLC, ADR	2,440	$298,168

Automotive - 0.8%
Accuride Corp. (a)	2,414	$12,408
Delphi Automotive PLC	8,760	404,800

		$417,208
Broadcasting - 1.1%
New Young Broadcasting Holding Co., Inc. (a)	9	$34,200
Viacom, Inc., “B”	8,060	515,759

		$549,959
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	2,076	$553,254

Business Services - 1.0%
Accenture PLC, “A”	6,130	$499,227

Chemicals - 1.7%
3M Co.	2,820	$295,282
PPG Industries, Inc.	3,580	526,761

		$822,043
Computer Software - 0.5%
Oracle Corp.	7,830	$256,667

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.1%
International Business Machines Corp.	2,630	$532,680

Electrical Equipment - 1.9%
Danaher Corp.	7,730	$471,066
Tyco International Ltd.	14,110	453,213

		$924,279
Energy - Independent - 1.2%
Occidental Petroleum Corp.	6,430	$573,942

Food & Beverages - 1.1%
General Mills, Inc.	10,640	$536,469

Food & Drug Stores - 1.0%
CVS Caremark Corp.	8,820	$513,148

General Merchandise - 0.8%
Target Corp.	5,930	$418,421

Insurance - 1.9%
MetLife, Inc.	8,820	$343,892
Travelers Cos., Inc.	7,210	615,806

		$959,698
Major Banks - 2.2%
Bank of New York Mellon Corp.	13,840	$390,565
JPMorgan Chase & Co.	13,930	682,709

		$1,073,274
Medical Equipment - 1.4%
Abbott Laboratories	11,090	$409,443
St. Jude Medical, Inc.	7,560	311,623

		$721,066
Other Banks & Diversified Financials - 0.5%
Western Union Co.	15,540	$230,147

Pharmaceuticals - 2.6%
Johnson & Johnson	8,590	$732,126
Pfizer, Inc.	19,700	572,679

		$1,304,805
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$31,973

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.8%
AT&T, Inc.	13,270	$497,094
Verizon Communications, Inc.	7,050	380,066

		$877,160
Tobacco - 1.4%
Philip Morris International, Inc.	7,550	$721,705
Total Common Stocks (Identified Cost, $11,184,868)		$13,851,381

Floating Rate Loans (g)(r) - 0.9%
Aerospace - 0.1%
TransDigm Inc., Term Loan C, 3.75%, 2020	$52,646	$53,341

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$52,200	$52,564

Consumer Services - 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$34,457	$34,844

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$46,309	$46,753

Entertainment - 0.1%
Cedar Fair L.P., Term Loan B, 3.25%, 2020	$44,749	$45,252

Food & Beverages - 0.1%
Aramark Corp., Term Loan D, 4%, 2019	$52,937	$53,555

Retailers - 0.0%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$17,611	$17,740

Transportation - Services - 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$148,335	$149,447
Total Floating Rate Loans (Identified Cost, $447,790)		$453,496

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	60	$59,210
GMAC Capital Trust I, 8.125%	3,325	91,072
Total Preferred Stocks (Identified Cost, $140,693)		$150,282

Portfolio of Investments (unaudited) – continued

Convertible Bonds - 0.2%
Issuer			Shares/Par	Value ($)
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $103,631) (a)(d)			$105,000	$102,178

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $57,203)			1,160	$53,917

	Strike Price	First Exercise
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $11,624)	$0.01	12/24/24	6	$22,800

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)			1,158,759	$1,158,759
Total Investments (Identified Cost, $45,135,346)				$49,547,355

Other Assets, Less Liabilities - 0.4%				182,409
Net Assets - 100.0%				$49,729,764

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,095,014, representing 22.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 5.625%, 2021	4/04/13-4/18/13	$15,125	$15,581
Acadia Healthcare Co., Inc., 6.125%, 2021	3/07/13	5,000	5,225
Ally Financial, Inc., 7%	4/13/11-4/14/11	56,250	59,210
American Media, Inc., 13.5%, 2018	12/22/10	24,061	22,338
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051	6/19/08	241,512	148,028
CST Brands, Inc., 5%, 2023	4/25/13	5,000	5,131
Cedar Fair LP, 5.25%, 2021	3/06/13	39,951	40,900
Dematic S.A., 7.75%, 2020	12/13/12	60,000	65,550
Falcon Franchise Loan LLC, FRN, 9.8%, 2025	1/29/03	4,603	8,851
Far Eastern Shipping Co., 8%, 2018	4/23/13	200,000	201,227
Halcon Resources Corp., 8.875%, 2021	3/01/13-4/25/13	64,538	64,350
Hawk Acquisition Sub, Inc., 4.25%, 2020	3/22/13	70,000	70,875
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	142,110	123,629
Hexion U.S. Finance Corp., 6.625%, 2020	3/22/13-3/25/13	40,235	41,700
Intelsat S.A., 8.125%, 2023	3/20/13	55,000	58,575
Jo-Ann Stores Holdings, Inc., 9.75%, 2019	3/27/13-4/12/13	31,811	32,363
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12	27,531	24,795
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/06/13	165,766	167,946
MetroPCS Wireless, Inc., 6.25%, 2021	3/08/13	45,000	48,319
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	4,858	3,822
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	194,718	214,000
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	2
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Ryman Hospitality Properties, Inc., REIT, 5%, 2021	3/27/13-3/28/13	35,174	35,788
Watco Cos. LLC, 6.375%, 2023	3/19/13	40,409	41,700
Total Restricted Securities			$1,499,954
% of Net assets			3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	187,740	7/16/13	$245,407	$247,368	$(1,961)
SELL	EUR	JPMorgan Chase Bank	187,740	7/16/13	245,411	247,367	(1,956)
SELL	EUR	UBS AG	110,475	7/16/13	144,750	145,562	(812)

							$(4,729)

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $43,976,587)	$48,388,596
Underlying affiliated funds, at cost and value	1,158,759
Total investments, at value (identified cost, $45,135,346)	$49,547,355
Cash	105,779
Receivables for
Investments sold	164,208
Interest and dividends	678,689
Other assets	16,358
Total assets	$50,512,389
Liabilities
Payables for
Forward foreign currency exchange contracts	$4,729
Investments purchased	636,173
Payable to affiliates
Investment adviser	3,088
Transfer agent and dividend disbursing costs	1,526
Payable for independent Trustees’ compensation	69,897
Accrued expenses and other liabilities	67,212
Total liabilities	$782,625
Net assets	$49,729,764
Net assets consist of
Paid-in capital	$62,253,517
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,407,397
Accumulated net realized gain (loss) on investments and foreign currency	(15,598,641)
Accumulated distributions in excess of net investment income	(1,332,509)
Net assets	$49,729,764
Shares of beneficial interest outstanding	6,981,026
Net asset value per share (net assets of $49,729,764 / 6,981,026 shares of beneficial interest outstanding)	$7.12

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,363,787
Dividends	169,111
Dividends from underlying affiliated funds	1,354
Foreign taxes withheld	(46)
Total investment income	$1,534,206
Expenses
Management fee	$216,633
Transfer agent and dividend disbursing costs	9,400
Administrative services fee	8,679
Independent Trustees’ compensation	8,087
Stock exchange fee	11,747
Custodian fee	7,422
Shareholder communications	31,245
Audit and tax fees	33,583
Legal fees	820
Miscellaneous	10,867
Total expenses	$338,483
Fees paid indirectly	(15)
Reduction of expenses by investment adviser	(402)
Net expenses	$338,066
Net investment income	$1,196,140
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$438,680
Foreign currency	(4,507)
Net realized gain (loss) on investments and foreign currency	$434,173
Change in unrealized appreciation (depreciation)
Investments	$2,732,132
Translation of assets and liabilities in foreign currencies	(2,088)
Net unrealized gain (loss) on investments and foreign currency translation	$2,730,044
Net realized and unrealized gain (loss) on investments and foreign currency	$3,164,217
Change in net assets from operations	$4,360,357

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/13 (unaudited)	Year ended 10/31/12
From operations
Net investment income	$1,196,140	$2,683,676
Net realized gain (loss) on investments and foreign currency	434,173	(422,577)
Net unrealized gain (loss) on investments and foreign currency translation	2,730,044	3,194,743
Change in net assets from operations	$4,360,357	$5,455,842
Distributions declared to shareholders
From net investment income	$(1,196,140)	$(2,828,436)
From tax return of capital	—	(1,831,057)
From other sources	(1,218,512)	—
Total distributions declared to shareholders	$(2,414,652)	$(4,659,493)
Change in net assets from fund share transactions	$188,485	$361,678
Total change in net assets	$2,134,190	$1,158,027
Net assets
At beginning of period	47,595,574	46,437,547
At end of period (including accumulated distributions in excess of net investment income of $1,332,509 and $113,997, respectively)	$49,729,764	$47,595,574

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/13 (unaudited)		Years ended 10/31
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$6.84		$6.73	$7.23	$6.71	$5.36	$9.08
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.39	$0.40	$0.44	$0.56	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.39	(0.18)	0.77	1.32	(3.52)
Total from investment operations	$0.63		$0.78	$0.22	$1.21	$1.88	$(2.91)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.41)	$(0.42)	$(0.51)	$(0.54)	$(0.60)
From tax return of capital	—		(0.26)	(0.30)	(0.18)	—	(0.21)
From other sources	(0.18)		—	—	—	—	—
Total distributions declared to shareholders	$(0.35)		$(0.67)	$(0.72)	$(0.69)	$(0.54)	$(0.81)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$0.01	$—
Net asset value, end of period (x)	$7.12		$6.84	$6.73	$7.23	$6.71	$5.36
Market value, end of period	$7.44		$7.46	$6.86	$7.95	$6.23	$4.75
Total return at market value (%)	4.78	(n)	19.99	(4.67)	40.46	46.76	(36.80)
Total return at net asset value (%) (j)(r)(s)(x)	9.37	(n)	12.15	2.81	18.63	40.08	(33.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.49	1.42	1.53	1.64	1.47
Expenses after expense reductions (f)	1.41	(a)	1.45	1.39	1.47	1.64	1.47
Net investment income	4.98	(a)	5.73	5.65	6.36	10.17	7.85
Portfolio turnover	19	(n)	49	53	55	78	91
Net assets at end of period (000 omitted)	$49,730		$47,596	$46,438	$49,461	$45,646	$36,948

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.

Financial Highlights – continued

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid

Notes to Financial Statements (unaudited) – continued

and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,632,029	$116,210	$31,973	$13,780,212
United Kingdom	298,168	—	—	298,168
Non-U.S. Sovereign Debt	—	740,116	—	740,116
Municipal Bonds	—	69,885	—	69,885
U.S. Corporate Bonds	—	25,783,384	—	25,783,384
Commercial Mortgage-Backed Securities	—	214,428	—	214,428
Asset-Backed Securities (including CDOs)	—	2	49	51
Foreign Bonds	—	7,048,856	—	7,048,856
Floating Rate Loans	—	453,496	—	453,496
Mutual Funds	1,158,759	—	—	1,158,759
Total Investments	$15,088,956	$34,426,377	$32,022	$49,547,355

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,729)	$—	$(4,729)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 10/31/12	$32,216	$—	$32,216
Change in unrealized appreciation (depreciation)	(243)	—	(243)
Transfers into Level 3	—	49	49
Balance as of 4/30/13	$31,973	$49	$32,022

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2013 is $(243).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(4,729)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(5,024)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(1,802)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked

Notes to Financial Statements (unaudited) – continued

Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and deferred trustee compensation.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/12
Ordinary income (including any short-term capital gains)	$2,828,436
Tax return of capital (a)	1,831,057
Total distributions	$4,659,493

(a)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/13
Cost of investments	$45,513,822
Gross appreciation	5,601,454
Gross depreciation	(1,567,921)
Net unrealized appreciation (depreciation)	$4,033,533

Notes to Financial Statements (unaudited) – continued

As of 10/31/12
Capital loss carryforwards	(15,622,473)
Other temporary differences	(116,521)
Net unrealized appreciation (depreciation)	1,269,536

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/16	$(9,724,945)
10/31/17	(4,711,246)
10/31/18	(89,992)
Total	$(14,526,183)

Post-enactment losses which are characterized as follows:
Long-Term	$(1,096,290)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2013. This management fee reduction amounted to $339, which is shown as a reduction of total expenses in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2013, these fees paid to MFSC amounted to $2,305.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2013 was equivalent to an annual effective rate of 0.0361% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $277 and the Retirement Deferral plan resulted in an expense of $2,934. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $68,413 at April 30, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $186 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $63, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $8,828,010 and $8,996,470, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2013 and the year ended October 31, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	26,985	$188,485	52,911	$361,678

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2013, the fund’s commitment fee and interest expense were $143 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,578,168	5,462,695	(5,882,104)	1,158,759

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,354	$1,158,759

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2013, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2012, and financial highlights for each of the five years in the period ended October 31, 2012, and in our report dated December 14, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s (Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	2011	Investment Officer of MFS; employed in the investment are of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Securities Portfolio Manager	December 2012	Investment Officer of MFS; employed in the investment are of MFS since 2005

Nevin P. Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment are of MFS since 1997

David P. Cole	Debt Portfolio Manager	2006	Investment Officer of MFS; employed in the investment are of MFS since 2004

Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	December 2012	Investment Officer of MFS; employed in the investment are of MFS since 1997

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2012, the following benchmarks were used to measure the following portfolio manager’s performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Special Value Trust	William J. Adams	Barclays U.S. High-Yield Corporate Bond Index JP Morgan Emerging Markets Bond Index Global Russell 1000 Value Index
	Nevin P. Chitkara	Russell 1000 Value Index
	David P. Cole	Barclays U.S. High-Yield Corporate Bond Index JP Morgan Emerging Markets Bond Index Global Russell 1000 Value Index
	Ward Brown	JP Morgan Emerging Markets Board Index Global
	Matthew W. Ryan	JP Morgan Emerging Markets Board Index Global

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one—and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended October 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
William J. Adams	N
Ward Brown	N
Nevin P. Chitkara	N
David P. Cole	N
Matthew W. Ryan	N

Other Accounts

In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund’s fiscal year ended October 31, 2012, were as follows:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William J. Adams	13	$5.4 billion	4	$1.7 billion	0	N/A
Ward Brown(1)	9	$9.3 billion	8	$5.3 billion	7	$5.7 billion
Nevin P. Chitkara	20	$44.0 billion	6	$2.9 billion	37	$12.3 billion
David P. Cole	13	$5.4 billion	2	$1.1 billion	0	N/A
Matthew W. Ryan(1)	15	$11.9 billion	8	$5.3 billion	7	$5.7 billion

*	Includes the Fund.
(1)	Information as of December 4, 2012. The Portfolio Manager was added to the fund as of December 1, 2012.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/12-11/30/12	0	N/A	0	691,094
12/01/12-12/31/12	0	N/A	0	691,094
1/01/13-1/31/13	0	N/A	0	691,094
2/01/13-2/28/13	0	N/A	0	691,094
3/01/13-3/31/13	0	N/A	0	696,770
4/01/13-4/30/13	0	N/A	0	696,770

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 696,770.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.